Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

Subsequent to September 30, 2018, an aggregate of 37,001,589 shares of restricted common stock were issued on the conversion of $559,813 of principal and $76,844 of accrued interest pursuant to Variable Notes.

Subsequent to September 30, 2018, 575,800 shares of restricted common stock were issued on the conversion of $15,000 of principal and $5,153 of accrued interest pursuant to one Fixed Rate Note and issued 3 year warrants for an exercise of up to 575,800 shares of common stock with exercise prices ranging from $0.069 to $1.00.

Subsequent to September 30, 2018, 2,000,000 shares of restricted common stock were issued related to the sale of stock for cash of $25,000 at prices ranging $0.01 to $0.015.

Subsequent to September 30, 2018, the Company received $85,000 of cash and retired $317,691 of fixed rate notes and accrued interest for the issuance of 402.7 shares of Preferred C Stock and issuance of two-year warrants for the exercise up to 3,186,104 shares of common stock with exercise prices ranging from $0.0218 to $0.0470.

Subsequent to September 30, 2018, 2,025,000 shares of restricted common stock were issued related to services rendered.

Subsequent to September 30, 2018, 2,941,176 shares of restricted common stock were issued on the conversion of 750 shares of Preferred B Stock at a conversion rate of $0.0255 per common share.

Subsequent to September 30, 2018, 1,000,000 shares of restricted common stock were issued related to the issuance of a $550,000 conditional convertible note payable. The value of the shares were recorded as a discount to the note.

Subsequent to September 30, 2018, 6,183,243 shares of restricted common stock were issued on the cashless exercise of 6,200,000 common stock purchase warrant shares.

Subsequent to September 30, 2018, 460,396 shares of restricted common stock were issued for lock-up agreements.

Subsequent to September 30, 2018, 5,000 shares of Series AA Preferred Shares were issued for cash of $5.

Subsequent to September 30, 2018, one note holder of seven convertible notes totaling $1,342,000 principal and $150,129 of accrued interest sold their notes to another note holder. The terms to the Company remained the same as with the original note holder.

Subsequent to September 30, 2018, cash of $500,000 was received on the issuance of a six-month $550,000 conditional convertible promissory note with an initial interest rate of 10% increasing to 12%, 14% and 16% on the four, five and six-month anniversary of the note. The note is convertible only on the maturity of the note.

Subsequent to September 30, 2018, one investor purchased a $1,500,000 fixed rate secured promissory note in exchange for a $,1500,000 one-year, secured convertible promissory note with an interest rate of 10% issued by another investor. The note is convertible into common stock at 65% of the lowest closing bid price of the common stock for the twenty days previous to conversion. The second note continues to be secured by the assets purchased from RGN.

As a result of these issuances, the total number of common shares outstanding is 434,563,601, Preferred B shares outstanding is 600 and Preferred C shares outstanding is 1720.2.

Note 9 - Subsequent Events.

Subsequent to December 31, 2017, an aggregate of 100,000 shares of restricted common stock and 6,200,000 common stock purchase warrants were issued as compensation to independent contractors.

Subsequent to December 31, 2017, the Company raised $60,000 from 3 investors as part of a Private Placement and issued 1,561,950 shares of restricted common stock and 1,561,950 common stock purchase warrants.

Subsequent to December 31, 2017, the Company converted $477,491 of principal and $36,039 of accrued interest in Variable Debentures outstanding at December 31, 2017 through the issuance of 19,327,397 of restricted shares of common stock.

Subsequent to December 31, 2017, the Company issued 17,003 of restricted common stock related to lock-up agreements and $195,000 of cash was received from the issuance of 1350 shares of Preferred B and 60 shares of Preferred C Stock. In addition, the Company issued warrants exercisable into up to 5,076,111 shares of common stock related to the issuance of the Preferred B and Preferred C Stock.

Subsequent to December 31, 2017, the Company received cash of $625,000 in connection with three notes issued for a total of $705,370 and issued a warrant to purchase up to 2,000,000 shares of common stock related to one of the notes. Under the terms of one of the notes, the Company issued 3,387,534 shares of common stock to the lender which are returnable to the Company if the note is fully repaid or fulfilled by its maturity date.

As a result of these issuances the total number of common shares outstanding is 341,345,596, Preferred B shares outstanding is 1350 and Preferred C shares outstanding is 760.